Legal Proceedings, Commitments and Contingencies - Summary of Litigation Settlements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Total settlements	$ 27,750
Payable by the Company in cash	950
Paid by the insurance carriers	21,700
Paid by the Company in cash	2,450
Paid by the Company in common stock	2,650	$ 1,000	$ 0
Galena Biopharma, Inc. Securities Litigation, Civil Action No. 3:14-cv-00367-SI
Loss Contingencies [Line Items]
Total settlements	20,000
Galena Biopharma, Inc. Derivative Litigation, Civil Action No. 3:14-cv-00382-SI
Loss Contingencies [Line Items]
Total settlements	5,000
Shareholders Securities Litigation
Loss Contingencies [Line Items]
Total settlements	1,800
SEC Litigation
Loss Contingencies [Line Items]
Total settlements	$ 950